Stock-Based Compensation (Schedule Of Stock Option Plans Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Outstanding at beginning of year, shares	983	1,060	1,299
Granted, shares	560	242
Exercised, shares	(387)	(319)	(239)
Canceled, shares
Outstanding at end of year, shares	1,156	983	1,060
Options exercisable at end of year, shares	354	741	1,060
Outstanding, weighted-average exercise price beginning of year	$ 29.14	$ 21.95	$ 20.80
Granted, weighted-average exercise price	$ 42.34	$ 41.43
Exercised, weighted-average exercise price	$ 20.96	$ 14.60	$ 15.69
Canceled, weighted-average exercise price
Outstanding, weighted-average exercise price, end of year	$ 38.26	$ 29.14	$ 21.95
Options exercisable, weighted-average exercise price	$ 29.67	$ 25.12	$ 21.95